Inventories: (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Mar. 31, 2011	Mar. 31, 2010
Inventories:
Purchased parts	$ 20,020	$ 10,494
Assembled parts	4,198	2,705
Work-in-process	6,994	3,453
Finished goods	6,360	1,349
Obsolescence provision	(515)	(1,196)
Inventories, net	37,057	16,805
Write-down to net realizable value of inventory	430		1,793
Cost of revenue related to product revenue	128,036	72,448	66,277
Cost of revenue related to parts revenue	$ 17,894	$ 18,534	$ 16,702